Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets	12 Months Ended
Dec. 31, 2022
Plant [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	30 years
Residual value	5.00%
Machinery [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	5 years
Residual value	10.00%
Office equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	3 years
Residual value	5.00%
Motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	4 years
Residual value	5.00%
Furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	3 years
Residual value	5.00%
Leasehold improvements-factories and offices [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual value	10.00%
Leasehold improvements-shops [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual value
Distributor shops' furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets [Line Items]
Useful life	1.5 years
Residual value